Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Net Loss Per Share [Abstract]
Net Loss Per Share

10. Net Loss Per Share

Basic and diluted net loss per common share is calculated by dividing net loss applicable to Heat Biologics, Inc. by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company's potentially dilutive shares, which include outstanding stock options and warrants, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The following table reconciles net loss to net loss attributable to Heat Biologics, Inc.:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Net loss	$(5,427,709)	$(3,127,269)	$(14,357,325)	$(8,508,592)
Net loss: Non-controlling interest	(242,244)	(126,865)	(549,190)	(330,675)
Net loss attributable to Heat Biologics, Inc.	$(5,185,465)	$(3,000,404)	$(13,808,135)	$(8,177,917)

Weighted-average number of common shares used in net loss per share attributable to Heat Biologics, Inc.—basic and diluted	8,408,376	6,469,272	7,880,637	6,445,129
Net loss per share attributable to Heat Biologics, Inc.—basic and diluted	$(0.62)	$(0.46)	$(1.75)	$(1.27)

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	For the Nine Months Ended September 30,
	2015	2014
Outstanding stock options	1,106,895	836,961
Common stock warrants	17,392	17,392
Underwriters warrants	125,000	125,000

14.

Net Loss Per Share

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the periods. Fully diluted net loss per common share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the periods. Common equivalent shares consist of stock options and warrants that are computed using the treasury stock method.

For the years ended December 31, 2014 and 2013, all of the Company's common stock options and warrants are anti-dilutive and therefore have been excluded from the diluted calculation.

The following table reconciles net loss to net loss applicable to common stockholders:

	For the years ended December 31,
	2014	2013
Net loss	$(12,243,211)	$(6,609,864)
Net loss: Non-controlling interest	(454,394)	(198,516)
Beneficial conversion charge	—	(2,300,000)
Preferred Stock Dividend	—	(361,668)
Net loss applicable to common stockholders	$(11,788,817)	$(9,073,016)

Weighted-average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	6,454,866	3,747,357
Net loss per share applicable to common stockholders—basic and diluted	$(1.83)	$(2.42)

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect):

	For the years ended December 31,
	2014	2013
Outstanding stock options	1,018,590	633,482
Common stock warrants	142,392	178,159

Reverse Stock Split

In May 2013, the Company's board of directors and stockholders approved a 1-for-2.3 reverse stock split of the Company's common stock. The reverse stock split became effective on May 29, 2013. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the increase in par value to additional paid-in capital.